Other Borrowings - Additional Information (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Borrowings [Abstract]
Other Borrowings	$ 1,600,000	$ 1,427,000	$ 0
Pledged securities as collateral	4,000,000	4,000,000
Federal Home Loan Bank Stock	1,731,000	1,597,000	$ 180,000
FHLB maximum borrowing capacity	128,500,000
FHLB, advances secured through collateral agreement	83,200,000	86,900,000
Total credit availability under FHLB	$ 53,200,000	$ 60,800,000